Securities (Tables)	9 Months Ended
Jul. 31, 2023
Text block [abstract]
Summary of Securities
Securities

$ millions, as at	2023 Jul. 31	2022 Oct. 31
	Carrying amount
Securities measured and designated at FVOCI	$60,945	$56,099
Securities measured at amortized cost (1)	63,736	52,484
Securities mandatorily measured and designated at FVTPL	82,432	67,296
	$207,113	$175,879
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2022: a realized gain of less than $1 million).

Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2023 Jul. 31					2022 Oct. 31
	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$11,737		$42	$(3)	$11,776	$10,646		$10	$(17)	$10,639
Other Canadian governments	14,058		91	(36)	14,113	17,494		32	(74)	17,452
U.S. Treasury and agencies	21,502		10	(233)	21,279	12,305		5	(351)	11,959
Other foreign governments	5,468		21	(14)	5,475	7,048		21	(31)	7,038
Mortgage-backed securities	1,043		1	(34)	1,010	1,202		1	(40)	1,163
Asset-backed securities	543		1	(5)	539	375		–	(16)	359
Corporate debt	6,235		–	(38)	6,197	7,023		–	(56)	6,967
	60,586		166	(363)	60,389	56,093		69	(585)	55,577
Corporate equity (2)	542		46	(32)	556	525		31	(34)	522
	$61,128		$212	$(395)	$60,945	$56,618		$100	$(619)	$56,099
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $21 million (October 31, 2022: $24 million).
(2)	Includes restricted stock.

Summary of Allowance for Losses measured at FVOCI and Amortized Cost
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total

2023	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$8	$20	$15	$43
	Provision for (reversal of) credit losses (2)	–	–	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	(1)	–	(1)
	Balance at end of period	$8	$19	$14	$41
	Comprises:
	Debt securities measured at FVOCI	2	19	–	21
	Debt securities measured at amortized cost	6	–	14	20
2023	Debt securities measured at FVOCI and amortized cost (3)
Apr. 30	Balance at beginning of period	$6	$19	$12	$37
	Provision for credit losses (2)	2	–	3	5
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	–	1
	Balance at end of period	$8	$20	$15	$43
	Comprises:
	Debt securities measured at FVOCI	2	20	–	22
	Debt securities measured at amortized cost	6	–	15	21
2022	Debt securities measured at FVOCI and amortized cost (3)
Jul. 31	Balance at beginning of period	$6	$18	$11	$35
	Provision for credit losses (2)	1	1	–	2
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$6	$19	$11	$36
	Comprises:
	Debt securities measured at FVOCI	4	19	–	23
	Debt securities measured at amortized cost	2	–	11	13

$ millions, as at or for the nine months ended
2023	Debt securities measured at FVOCI and amortized cost
Jul. 31	Balance at beginning of period	$7	$20	$12	$39
	Provision for credit losses (2)	2	–	2	4
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	(1)	–	(2)
	Balance at end of period	$8	$19	$14	$41
	Comprises:
	Debt securities measured at FVOCI	2	19	–	21
	Debt securities measured at amortized cost	6	–	14	20
2022	Debt securities measured at FVOCI and amortized cost (3)
Jul. 31	Balance at beginning of period	$6	$15	$13	$34
	Provision for (reversal of) credit losses (2)	–	3	(2)	1
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	–	1
	Balance at end of period	$6	$19	$11	$36
	Comprises:
	Debt securities measured at FVOCI	4	19	–	23
	Debt securities measured at amortized cost	2	–	11	13
(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.
(3)	Certain information has been revised to conform to the current period presentation.